Fair Value of Financial Instruments - Summary of Financial Assets And Liabilities Carrying Values By Category And Fair Values (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets	€ 4,986	€ 9,464
Level 1 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	111,826	140,551
Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	3,541	3,951
Fair value of financial liabilities	88,067	84,416
Level 3 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	3,617	3,617
Fair value of financial liabilities	3,229	3,229
Gross
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets	118,983	148,119
Carrying value of Assets at fair value through profit and loss	112,309	141,034
Financial liabilities	92,513	85,214
Aggregate nominal amount	92,513	85,214
Carrying value debt at amortized cost	3,541	3,951
Financial assets measured at fair value through other comprehensive income	3,133	3,133
Equity investments [member] | Level 3 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	3,133	3,133
Equity investments [member] | Gross
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets	3,133	3,133
Financial assets measured at fair value through other comprehensive income	3,133	3,133
Loans to consumers [member] | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	452	428
Loans to consumers [member] | Gross
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets	452	428
Deposits And Guarantees [Member] | Gross
Disclosure of detailed information about borrowings [line items]
Carrying value debt at amortized cost	302	335
Trade receivables [member] | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	2,787	3,188
Fair value of financial liabilities	15,883	8,613
Trade receivables [member] | Gross
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets	2,787	3,188
Financial liabilities	15,883	8,613
Aggregate nominal amount	15,883	8,613
Carrying value debt at amortized cost	2,787	3,188
Cash And Cash Equivalents [Member] | Level 1 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	111,826	136,001
Cash And Cash Equivalents [Member] | Gross
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets	111,826	136,001
Carrying value of Assets at fair value through profit and loss	111,826	136,001
Conditional Advances [Member] | Level 3 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities	3,229	3,229
Conditional Advances [Member] | Gross
Disclosure of detailed information about borrowings [line items]
Financial liabilities	3,229	3,229
Aggregate nominal amount	3,229	3,229
Carrying value debt at amortized cost	452	428
Convertible Loans [Member] | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities	50,208	52,708
Convertible Loans [Member] | Gross
Disclosure of detailed information about borrowings [line items]
Financial liabilities	51,424	50,276
Aggregate nominal amount	51,424	50,276
Bank Loans [Member] | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities	14,732	15,196
Bank Loans [Member] | Gross
Disclosure of detailed information about borrowings [line items]
Financial liabilities	14,732	15,196
Aggregate nominal amount	14,732	15,196
Obligations Under Finance Leases [Member] | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities	6,030	6,559
Obligations Under Finance Leases [Member] | Gross
Disclosure of detailed information about borrowings [line items]
Financial liabilities	6,030	6,559
Aggregate nominal amount	6,030	6,559
Accrued Interests [Member] | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities	8	14
Accrued Interests [Member] | Gross
Disclosure of detailed information about borrowings [line items]
Financial liabilities	8	14
Aggregate nominal amount	8	14
Other Payables [Member] | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities	1,207	1,325
Other Payables [Member] | Gross
Disclosure of detailed information about borrowings [line items]
Financial liabilities	1,207	1,325
Aggregate nominal amount	1,207	1,325
Other investments | Level 3 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	483	483
Other investments | Gross
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets	483	483
Carrying value of Assets at fair value through profit and loss	483	483
Financial investments | Level 1 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets		4,550
Financial investments | Gross
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets		4,550
Carrying value of Assets at fair value through profit and loss		4,550
Contingent liability for guarantees [member] | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	302	335
Contingent liability for guarantees [member] | Gross
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets	€ 302	€ 335